AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 63.5% AEROSPACE/DEFENSE — 2.3%
250	Curtiss-Wright Corp.	$55,697
1,540	Howmet Aerospace, Inc.	83,345
175	Lockheed Martin Corp.	79,317
140	TransDigm Group, Inc.	141,624
		359,983

	AGRICULTURE — 0.6%
2,165	Altria Group, Inc.	87,336

	AUTO MANUFACTURERS — 4.0%
675	Cummins, Inc.	161,710
1,130	Tesla, Inc.*	280,782
6,950	Wabash National Corp.	178,059
		620,551

	BIOTECHNOLOGY — 3.0%
2,050	Gilead Sciences, Inc.	166,071
4,690	Incyte Corp.*	294,485
		460,556

	BUILDING MATERIALS — 1.1%
3,300	Apogee Enterprises, Inc.	176,253

	CHEMICALS — 3.0%
2,535	Hawkins, Inc.	178,515
18,360	Mativ Holdings, Inc.	281,091
		459,606

	COMMERCIAL SERVICES — 3.7%
385	Automatic Data Processing, Inc.	89,693
765	CorVel Corp.*	189,116
16,550	Perdoceo Education Corp.	290,618
		569,427

	COMPUTERS — 4.0%
1,485	Apple, Inc.	285,907
615	Leidos Holdings, Inc.	66,567
5,145	Western Digital Corp.*	269,444
		621,918

	DIVERSIFIED FINANCIAL SERVICES — 2.4%
2,325	Radian Group, Inc.	66,379
4,075	StoneX Group, Inc.*	300,857
		367,236

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.1%
790	Encore Wire Corp.	$168,744

	ELECTRONICS — 2.3%
3,095	Brady Corp. - Class A	181,646
1,365	Garmin Ltd.[1]	175,457
		357,103

	ENGINEERING & CONSTRUCTION — 1.2%
880	Comfort Systems USA, Inc.	180,990

	HEALTHCARE-PRODUCTS — 0.6%
270	Intuitive Surgical, Inc.*	91,087

	HEALTHCARE-SERVICES — 1.2%
310	Chemed Corp.	181,273

	HOME BUILDERS — 3.0%
2,005	Century Communities, Inc.	182,736
1,610	Meritage Homes Corp.	280,462
		463,198

	INSURANCE — 7.3%
1,300	Arch Capital Group Ltd.*,1	96,551
595	Cincinnati Financial Corp.	61,559
330	Erie Indemnity Co. - Class A	110,524
1,805	Essent Group Ltd.[1]	95,196
230	Kinsale Capital Group, Inc.	77,029
5,350	MGIC Investment Corp.	103,201
2,480	Old Republic International Corp.	72,912
3,060	Palomar Holdings, Inc.*	169,830
445	Primerica, Inc.	91,563
505	Progressive Corp.	80,436
14,020	SiriusPoint Ltd.*,1	162,632
		1,121,433

	INTERNET — 5.6%
615	Amazon.com, Inc.*	93,443
2,090	Expedia Group, Inc.*	317,241
1,950	GoDaddy, Inc.*	207,012
435	Meta Platforms, Inc. - Class A*	153,972
295	Palo Alto Networks, Inc.*	86,990
		858,658

	MISCELLANEOUS MANUFACTURING — 1.0%
1,370	3M Co.	149,768

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OFFICE/BUSINESS EQUIPMENT — 1.4%
11,600	Xerox Holdings Corp.	$212,628

	OIL & GAS — 1.1%
4,600	Par Pacific Holdings, Inc.*	167,302

	PHARMACEUTICALS — 1.2%
1,490	Jazz Pharmaceuticals PLC*,1	183,270

	RETAIL — 2.5%
170	Asbury Automotive Group, Inc.*	38,245
500	AutoNation, Inc.*	75,090
190	Lithia Motors, Inc.	62,563
260	Murphy USA, Inc.	92,705
235	Ulta Beauty, Inc.*	115,148
		383,751

	SEMICONDUCTORS — 3.5%
675	Advanced Micro Devices, Inc.*	99,502
200	ASML Holding N.V.[1]	151,384
585	NVIDIA Corp.	289,704
		540,590

	SOFTWARE — 4.8%
160	Adobe, Inc.*	95,456
2,085	Blackbaud, Inc.*	180,769
1,275	Electronic Arts, Inc.	174,433
765	Microsoft Corp.	287,671
		738,329

	TELECOMMUNICATIONS — 1.6%
8,225	Juniper Networks, Inc.	242,473
	TOTAL COMMON STOCKS
	(Cost $8,373,518)	9,763,463
	EXCHANGE-TRADED FUNDS — 25.8%
29,955	AGF U.S. Market Neutral Anti-Beta Fund - Class U.S.D INC - ETF	507,737
2,550	Energy Select Sector SPDR Fund - Class USD INC - ETF	213,792
9,510	Global X Uranium ETF - ETF	263,332
19,740	Invesco DB U.S. Dollar Index Bullish Fund - ETF*	534,757
5,575	iShares 7-10 Year Treasury Bond ETF - Class USD INC - ETF	537,374
5,120	iShares MSCI India ETF - Class USD INC - ETF	249,907
3,600	iShares MSCI India Small-Cap ETF - Class USD INC - ETF	251,244
3,716	iShares MSCI Japan ETF - Class USD INC - ETF	238,344
3,260	iShares MSCI Japan Small-Cap ETF - Class USD INC - ETF	234,785
8,590	Simplify Health Care ETF - Class USD INC - ETF	234,851

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
5,905	SPDR Gold MiniShares Trust - ETF*	$241,574
2,640	SPDR S&P Health Care Equipment ETF - Class USD INC - ETF	222,446
15,000	Sprott Physical Gold Trust*,1	238,950
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,862,272)	3,969,093

	SHORT-TERM INVESTMENTS — 9.7%
1,496,165	Fidelity Investments Money Market Government Portfolio - Class I, 5.17%[2,3]	1,496,165
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,496,165)	1,496,165

	TOTAL INVESTMENTS — 99.0%
	(Cost $13,731,955)	15,228,721

	Other Assets in Excess of Liabilities — 1.0%	159,991
	TOTAL NET ASSETS — 100.0%	$15,388,712

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2023, the aggregate value of those securities was $1,356,948, representing 8.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	2.82% (OBRF01* - Spread)	Monthly	8/30/2024	(2,905,874)	-	$(159,868)
TOTAL EQUITY SWAP CONTRACTS								$(159,868)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Short EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
(1,675)	Invesco QQQ Trust Series 1 ETF	$(685,946)	23.61%
(2,760)	iShares S&P 100 ETF	(616,556)	21.22%
(3,525)	Invesco S&P 500 Equal Weight ETF	(556,245)	19.14%
(5,655)	First Trust US Equity Opportunities ETF	(542,258)	18.66%
(15,650)	Invesco S&P 500 Pure Growth ETF	(504,869)	17.37%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 5 investments.